ORGANIZATION (Details Narrative)						9 Months Ended		12 Months Ended
	Jul. 12, 2021 $ / shares shares	Jun. 17, 2021 USD ($) shares	Jun. 15, 2021 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) $ / shares	Jul. 29, 2020	Sep. 30, 2021 USD ($) Integer $ / shares	Sep. 30, 2020 USD ($)	Oct. 06, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 Integer	Aug. 31, 2021 $ / shares shares	Apr. 27, 2021 USD ($)	Jul. 12, 2020 $ / shares	Jul. 10, 2020 $ / shares	Jun. 10, 2020 $ / shares	Jan. 23, 2012 $ / shares
Real Estate Properties [Line Items]
Number of Limited Liability Companies | Integer						2					4
Number of Limited Partnerships in which Company is Sole General Partner | Integer						6					1
Shares issued, price per share (in dollars per share) | $ / shares																	$ 10.00
Issuance of common stock series A, net of offering costs						$ 8,871,879			$ 205,000,000,000
Equity offering, maximum gross proceeds													$ 200,000,000
Issuance of preferred stock series D, net of offering costs						20,489,803
Long-term debt, maturity, remainder of fiscal year							$ 942,863
Mortgage Notes [Member]
Real Estate Properties [Line Items]
Long-term debt, maturity, remainder of fiscal year						$ 900,000
Pre-funded Warrants [Member]
Real Estate Properties [Line Items]
Class of warrant or right, Number of securities called by warrants or rights (in shares) | shares	1,000,000
Class of warrant or right, exercised during period (in shares) | $ / shares	$ 0.01													$ 0.01
Common Stock Warrants [Member]
Real Estate Properties [Line Items]
Class of warrant or right, Number of securities called by warrants or rights (in shares) | shares	2,000,000
Class of warrant or right, exercised during period (in shares) | $ / shares	$ 5.50													$ 5.50
Warrants and rights outstanding, term (Year)	5 years
Placement Agent Warrants [Member]
Real Estate Properties [Line Items]
Class of warrant or right, Number of securities called by warrants or rights (in shares) | shares												80,000
Class of warrant or right, exercised during period (in shares) | $ / shares						$ 0						$ 6.25
Class of warrant or right, securities called by warrants or rights, percentage of class of stock												4.00%
Warrants and rights outstanding, term (Year)												5 years
Class A Common Stock and Accompanying Common Stock Warrants [Member]
Real Estate Properties [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 5.00														$ 5.00
Class A Common Stock and Accompanying Pre-funded Warrants [Member]
Real Estate Properties [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 4.99															$ 4.99
Common Class A [Member]
Real Estate Properties [Line Items]
Issuance of stock, net of issuance cost (in shares) | shares	1,000,000
Common Stock Warrants [Member]
Real Estate Properties [Line Items]
Class of warrant or right, Number of securities called by warrants or rights (in shares) | shares	2,000,000
Pre-funded Warrants [Member]
Real Estate Properties [Line Items]
Class of warrant or right, Number of securities called by warrants or rights (in shares) | shares	1,000,000
Series D Preferred Stock [Member]
Real Estate Properties [Line Items]
Issuance of stock, net of issuance cost (in shares) | shares		920,000	800,000
Shares issued, price per share (in dollars per share) | $ / shares			$ 25.00
Preferred stock, dividend rate, percentage			9.375%
Issuance of preferred stock series D, net of offering costs		$ 20,500,000	$ 18,100,000
IPO [Member]
Real Estate Properties [Line Items]
Issuance of stock, net of issuance cost (in shares) | shares								500,000
Shares issued, price per share (in dollars per share) | $ / shares				$ 5.00
Issuance of common stock series A, net of offering costs				$ 2,000,000.0				$ 2,000,000.0
IPO [Member] | Other Expenses [Member]
Real Estate Properties [Line Items]
Payments of stock issuance costs				500,000
IPO [Member] | Underwriting Discounts [Member]
Real Estate Properties [Line Items]
Payments of stock issuance costs				$ 500,000
Over-Allotment Option [Member] | Series D Preferred Stock [Member]
Real Estate Properties [Line Items]
Issuance of stock, net of issuance cost (in shares) | shares		120,000
Issuance of preferred stock series D, net of offering costs		$ 2,700,000
Option to purchase additional shares, period (Day)		45 days	45 days
Reverse Stock Split [Member]
Real Estate Properties [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio					2
Commercial Property [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties, Fee Simple | Integer						12
Commercial Property [Member] | Partially Owned Properties [Member]
Real Estate Properties [Line Items]
Number of Real Estate Properties, Fee Simple | Integer						2
Model Home [Member] | Mortgage Notes [Member]
Real Estate Properties [Line Items]
Long-term debt, maturity, remainder of fiscal year						$ 600,000			$ 10,200,000